As Filed with the Securities and Exchange Commission on December 29, 2006
REGISTRATION NO. 333-107983
811-04440

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 8

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

60 East 42nd Street, Suite 1115
New York, New York 10165
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (212) 983-6352

Bruce A. Teichner, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box):

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 8 to the Registration Statement on Form N-4 (the "Registration Statement") (File Nos. 333-107983, 811-04440) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 6 to the Registration Statement, which was filed on April 11, 2006. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment Nos. 6 and 7 to the Registration Statement.

PART A

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED DECEMBER 29, 2006

TO PROSPECTUS DATED APRIL 11, 2006

FOR SUN LIFE FINANCIAL MASTERS CHOICE NY

ISSUED BY SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Effective February 19, 2007, the above-captioned prospectus is amended to add new investment options and two new optional living benefit riders, the INControl Benefit Rider and the Capital Protection Rider, to the selection of optional benefits currently available to Contract Owners. The current optional living benefit rider, Secured Returns for Life Plus, is not replaced or altered in any way by the addition of these two new riders. Rather, anyone who purchases a Contract on or after January XX, 2007, will have the opportunity of choosing to participate in one of the three optional living benefit riders available on their Contract.

1.
The following new investment options will be added to the above-captioned prospectus on or about February 19, 2007. As a result, the list of the available investment options appearing on the cover page of the prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Value Equity Funds	Conservation Allocation Funds
MFS/ Sun Life International Value - S Class	Franklin Income Securities Fund - Class 2
Van Kampen LIT Comstock Fund - Class II	Oppenheimer Balanced Fund/VA - Service Shares
Large-Cap Blend Equity Funds	Moderate Allocation Funds
MFS/ Sun Life Core Equity - S Class	Fidelity VIP Balanced Portfolio - Service Class 2
SCSM Davis Venture Value Fund - S Class	Mid-Cap Growth Equity Funds
Large-Cap Growth Equity Funds	Fidelity VIP Mid Cap Portfolio - Service Class 2
Columbia Marsico 21st Century Fund, Variable Series -	Small-Cap Blend Equity Funds
Class B	SCSM Oppenheimer Main Street Small Cap Fund
Columbia Marsico Growth Fund, Variable Series -	- S Class
Class B	High-Quality Intermediate-Term Bond Funds
Columbia Marsico International Opportunities	MFS/ Sun Life Bond - S Class
Fund, Variable Series - Class B	Medium-Quality Intermediate-Term Bond Funds
MFS/ Sun Life International Growth - S Class	Franklin Strategic Income Securities Fund - Class 2
Mid-Cap Blend Equity Funds
First Eagle VFT Overseas Variable Series

Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Variable Funds Trust. Columbia Management Advisors, LLC, advises the Columbia Funds (with Marsico Capital Management, LLC, sub-advising the Columbia Marsico Funds). Fidelity® Management & Research Company advises the Fidelity VIP Portfolios (with Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited serving as sub-advisers for all Fidelity VIP Portfolios). Franklin® Advisers, Inc. advises the Franklin Funds. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. OppenheimerFunds, Inc. advises the Oppenheimer Fund. Sun Capital Advisers LLC advises the Sun Capital Funds; SCSM Davis Venture Value Fund (sub-advised by Davis Advisors); SCSM Oppenheimer Main Street Small Cap Fund (sub-advised by OppenheimerFunds, Inc.). Van Kampen Asset Management advises the Van Kampen LIT Fund.

2.
Under the heading "PRODUCT HIGHLIGHTS," the section entitled "Optional Living Benefit Rider: Secured Returns for Life Plus" is renamed "Optional Living Benefit Riders" and the disclosure thereunder is replaced with the following disclosure:

At issue, you may choose to participate in one of three optional living benefits available under your Contract. Each option provides the living benefits guarantee in a different way:

●	Secured Returns for Life Plus offers a choice between a guaranteed minimum accumulation benefit ("GMAB") and a guaranteed minimum withdrawal benefit ("GMWB").

●
The INControl Benefit offers an income storage benefit ("ISB") rider that differs from Secured Returns for Life Plus in that, among other things, it allows you to store the annual withdrawal payments, rather than requiring you to take the payments or lose them.

●	The Capital Protection Rider offers a stand-alone GMAB rider.

The optional living benefits are available only if you are age 85 or younger on the Open Date. Your optional living benefit terminates if you annuitize or if you transfer any portion of your Account Value to an investment option other than one of the "Designated Funds" listed in the "Build Your Portfolio" Appendix. All three of the optional living benefits allow you to "step-up" your guaranteed amount on an annual basis. Under the INControl Benefit and the Capital Protection Rider, you may make Purchase Payments only during your first Contract Year. All three of the optional living benefits allow you to "step-up" your guaranteed amount on an annual basis. Not all of the optional living benefits are available in all states.

3.	Under the heading "FEES AND EXPENSES," the fee table and the expense examples are replaced with the following disclosure:

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments):		0%

Maximum Withdrawal Charge (as a percentage of Purchase Payments): [1]

Number of Complete Contract Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

Maximum Fee Per Transfer (currently $0):		$15

Premium Taxes (as a percentage of Certificate Value or total Purchase Payments):		0% - 3.5%[2]

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$30[3]

Variable Account Annual Expenses (as a percentage of net Variable Account assets)4

Mortality and Expense Risks Charge:	1.25%[5]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without any optional benefits):	1.55%

Charges for Optional Death Benefit Features

Maximum Annual Charge for an Optional Death Benefit Rider (MAV) (as a percentage of Account Value):	0.20%[6]

Charges for Optional Living Benefit Features

Riders Available[7]	Maximum Annual Fee[8]
Secured Returns for Life Plus Living Benefit Rider (as a percentage of the highest Account Value during the Contract Year):	0.50%
INControl Living Benefit Rider (as a percentage of the highest INControl Benefit Base during the Contract Year):	0.85%
Capital Protection Living Benefit Rider (as a percentage of the highest Capital Protection Benefit Base during the Contract Year):	0.35%

Maximum Annual Charge for an Optional Living Benefit Rider (as a percentage of highest Account Value or Benefit Base during the Contract Year):	0.85%[9]

Total Variable Account Annual Expenses with Maximum Charges for an Optional Death and an Optional Living Benefit Rider (as a percentage of Account Value):	2.60%[9,10]

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses (as a percentage of average daily Fund net assets)	Minimum	Maximum
(expenses that are deducted from Fund assets, include management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[11]	0.60%	3.04%

[1]
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

[2]
The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

[3]
The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Contract Year or if your Account Value is $100,000 or more on your Contract Anniversary. (See "Account Fee.")

[4]
All of the Variable Account Annual Expenses, except for the charges for optional living benefit riders, are assessed as a percentage of average daily net Variable Account assets. The charge for each optional living benefit rider is assessed on a quarterly basis.

[5]	If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.05% of average daily net Variable Account assets. (See "Mortality and Expense Risks Charge.")

[6]	The optional death benefit rider is defined under "Death Benefit." This rider is available only if you are younger than age 80 on the Open Date.

[7]
The optional living benefit riders are defined under "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUS," "OPTIONAL LIVING BENEFIT RIDER: INControl BENEFIT," and "OPTIONAL LIVING BENEFIT RIDER: CAPTIAL PROTECTION." The charge varies depending upon the rider selected as shown under "Charges for Optional Benefit Riders."

[8]	The charges shown are accessed and deducted quarterly based upon the Account Value or benefit base on the last day of each Account Quarter.

[9]
This amount assumes that the living benefit rider’s initial benefit base is equal to the Account Value. If the benefit base changes, your Total Variable Account Annual Expenses would be higher or lower.

[10]
This chart shows your insurance charges before you annuitize your Contract. As explained in "Amount of Annuity Payments," after you annuitize your Contract, the sum of your insurance charges will never be greater than 1.60% of average daily net Variable Account assets, regardless of your age on the Open Date.

[11]
The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.59% and 1.78%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for the optional death benefit (MAV) and an optional living benefit (INControl). If these optional benefits were not elected, or if fewer or less expensive options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$1,246	$2,283	$3,224	$5,532

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$572	$1,703	$2,817	$5,532

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$572	$1,703	$2,817	$5,532

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

4.	Under the heading "CONTRACT EXPENSES," the section entitled "Charges for Optional Death Benefit Riders" is replaced with the following disclosure:

Charges for Optional Benefit Riders

If you elect an optional living benefit rider, we will deduct, during the Accumulation Phase, an annual charge from your Account Value. The amount of the charge depends upon the rider you elect as shown in the following chart.

Riders Elected	Maximum Annual Fee

Secured Returns for Life Plus	0.50% of highest Account Value during Contract Year*
INControl Benefit	0.85% of highest INControl Benefit Base during Contract Year**
Capital Protection	0.35% of highest Capital Protection Benefit Base during Contract Year***

   * If your Secured Returns for Life Plus rider is cancelled, you will continue to pay the charge for the rider until your 7th Contract Anniversary.

   ** The INControl Benefit Base is defined under "Determining Your INControl Annual Amount and Your INControl Balance."

   *** The Capital Protection Benefit Base is defined under "OPTIONAL LIVING BENEFIT RIDER: CAPITAL PROTECTION."

One quarter of the total amount of the annual rider fee will be deducted on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.)

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the Account Value of your Contract.

5.	After the section entitled "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUS BENEFIT," the following disclosure is added:

OPTIONAL LIVING BENEFIT RIDER: INControl BENEFIT

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the INControl Benefit (the "INControl Benefit" or "INControl Rider"). To describe how the INControl Benefit works, we use the following definitions:

INControl Rider Coverage Date:	Your Issue Date if you are at least age 55 at issue, otherwise the first Contract Anniversary following your 55th birthday.

INControl Annual Amount:	The amount added to your INControl Balance on each Contract Anniversary beginning on the INControl Rider Coverage Date; it is equal to 5% of your INControl Benefit Base on the date of crediting.

INControl Balance:	The amount you may withdraw at any time without reducing the Benefit.

INControl Benefit Base:	The amount used to calculate your INControl Annual Amount and your cost for the INControl Benefit.

You and Your:
Except as specifically noted under "Joint Life Coverage," the terms "you" and "your" refer to the oldest Participant or the surviving spouse of the oldest Participant, as described under åYour Death under the INControl Rider.æ In the case of a non-natural Participant, these terms refer to the oldest annuitant.

The INControl Benefit may not be appropriate for all investors. Before purchasing the INControl Benefit, you should carefully consider the following:

The INControl Benefit may be appropriate for investors who

●	want a steady stream of income for life beginning at age 59 1/2.
●	want the flexibility to store income for later years, rather than having to take a specified percentage every year.
●	want to start accruing benefits by storing income as early as age 55 and who can wait until age 59 1/2 to begin receiving that income.

The INControl Benefit may be inappropriate for investors who

●
anticipate the need for excess withdrawals (i.e., withdrawals in excess of those permitted annually under the terms of the INControl Benefit) or early withdrawals (i.e., withdrawals prior to age 59 1/2).

●	want the flexibility to invest in funds other than the "Designated Funds," described below.
●	are significantly younger than 55 on the Issue Date, because the INControl Benefit does not begin to accrue lifetime benefits until the youngest Participant is age 55.
●	are invested in contributory plans, because the INControl Benefit prohibits any Purchase Payments after the first Contract Anniversary.

You may elect to participate in the INControl Benefit, provided that:

●	the rider is available for sale in the state where the Contract is sold;

●
neither the oldest Participant nor the oldest Annuitant has attained age 86 on or before the date we receive your application in good order (in the case of a non-natural Participant, the oldest Annuitant has not attained age 86 on or before that date);

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds," that we make available with the INControl Benefit; and

●	you do not elect any other optional living benefit rider available under your Contract.

The INControl Benefit allows you to withdraw a guaranteed amount each year, beginning at age 59 1/2, for as long as you live, regardless of the investment performance of the Funds, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is based on 5% of your INControl Benefit Base. Any amount that you do not withdraw in a given year will be stored in the INControl Balance and can be used for later withdrawals. The amount you can withdraw each year can be increased or decreased as described below under "Determining Your INControl Balance."

In addition, if you make no withdrawals during the first 10 Contract Years, regardless of your age on the Issue Date, we will credit to your Account Value an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value.

You also have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under "Joint-Life Coverage." If you are participating in the INControl Benefit, you may not make Purchase Payments after the first year following your Issue Date.

Determining Your INControl Benefit Base

On the Issue Date, we set your INControl Benefit Base equal to your initial Purchase Payment. Thereafter, your INControl Benefit Base is:

●	decreased following any withdrawals you take prior to becoming age 59 1/2;

●	decreased following any withdrawals you take after becoming age 59 1/2, if such withdrawal is in excess of the INControl Balance at the time of the withdrawal;

●	increased by any step-ups as described below under "Step-Up Under the INControl Benefit";

●
increased to the extent you exercise your one-time option to use any amount of your INControl Balance to increase your INControl Benefit Base, as described below under "How the INControl Benefit Works"; and

●	increased by any subsequent Purchase Payments made during the first year following the Issue Date.

Determining Your INControl Balance

On the INControl Rider Coverage Date, your INControl Balance will equal your INControl Annual Amount (i.e., 5% of your INControl Benefit Base on that Date). After the initial INControl Balance has been set, your INControl Balance

●	increases by 5% of any subsequent Purchase Payments you make during the first year following the Issue Date,

●	increases on each Contract Anniversary by the amount of your INControl Annual Amount determined on that Anniversary,

●	decreases by the amount of any withdrawals you take, and

●	decreases by the amount you use in exercising your "one-time" option to increase your INControl Benefit Base (described under "How the INControl Benefit Works").

How the INControl Benefit Works

Under the terms of the INControl Benefit, you can take withdrawals up to the amount of your INControl Balance at any time, subject to the terms and conditions discussed below. Even if your Account Value is reduced to zero, as long as your INControl Benefit Base is greater than zero, you will receive an amount equal to your INControl Annual Amount every year of your life unless you choose to cancel the Rider. Although your INControl Balance will begin accumulating on the INControl Rider Coverage Date, you may not begin withdrawing your INControl Balance until you are (or, for joint-life coverage, the youngest Participant is) at least age 59 1/2 without reducing your INControl Benefit Base. You can continue to withdraw your INControl Balance until your Annuity Commencement Date.

Note that the timing and amount of your withdrawals may significantly decrease your total INControl Benefit, as described further under "Withdrawals under the INControl Benefit" and "Tenth-Year Credit." Note also that investing in any Funds, other than the "Designated Funds," will cancel the INControl Benefit as described under "Cancellation of the INControl Benefit."

Your INControl Balance can be used in two ways. You can withdraw all or a portion of your INControl Balance through partial withdrawals, or you can use all or a portion of your INControl Balance to effect a "one-time" increase of your INControl Benefit Base.

Withdrawals from your INControl Balance can be taken at any time after age 59 1/2 without affecting your INControl Benefit Base. If, at any time prior to your Annuity Commencement Date, you make a withdrawal that does not exceed your INControl Balance:

●	your INControl Balance will be decreased by the amount withdrawn in that Contract Year, and

●	the withdrawal will not be subject to surrender charges.

You also have the option to use all or a portion of your INControl Balance to increase your INControl Benefit Base. This option allows you to increase your future INControl Annual Amount. This option may be exercised only once and must occur prior to your Annuity Commencement Date and prior to the later of your tenth Contract Anniversary and the Contract Anniversary following your 65th birthday. If you choose to use any portion of your INControl Balance to increase your INControl Benefit Base:

●	your INControl Balance will be decreased by the amount used;

●	the amount of INControl Balance used will be added to your INControl Benefit Base; and

●	your INControl Annual Amount will be reset on your next Contract Anniversary to equal 5% of the then INControl Benefit Base.

After you exercise this "one-time" option, your new INControl Annual Amount will be added to your INControl Balance on each Contract Anniversary, unless and until there is another occurrence (as noted in this section) that changes your INControl Annual Amount.

Here is an example of how the INControl Benefit works.

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in the INControl Benefit. Your INControl Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your INControl Annual Amount is $5,000 (5% of your INControl Benefit Base). Therefore, $5,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Withdrawals Taken)

1	$5,000	→	$5,000
2	$5,000	→	$10,000
3	$5,000	→	$15,000
4	$5,000	→	$20,000
5	$5,000	→	$25,000
6	$5,000	→	$30,000
7	$5,000	→	$35,000
8	$5,000	→	$40,000
9	$5,000	→	$45,000
10	$5,000	→	$50,000

Assume that, immediately prior to your tenth Contract Anniversary, you decide to use the full amount of your INControl Balance ($50,000) to increase your INControl Benefit Base. Your INControl Benefit Base will be increased to $150,000. Your INControl Annual Amount will be $7,500 (5% of your INControl Benefit Base). Therefore $7,500 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Withdrawals Taken)

11	$7,500	→	$7,500
12	$7,500	→	$15,000
13	$7,500	→	$22,500
14	$7,500	→	$30,000
15	$7,500	→	$37,500

Assume instead that you decide to take a lump sum withdrawal of $50,000, thus depleting your INControl Balance. Your INControl Benefit Base will remain at $100,000. Your INControl Annual Amount remains at $5,000 (5% of your INControl Benefit Base). Therefore $5,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$5,000
12	$5,000	→	$10,000
13	$5,000	→	$15,000
14	$5,000	→	$20,000
15	$5,000	→	$25,000

Withdrawals Under the INControl Benefit

       Withdrawals After Age 59 1/2

Starting at age 59 1/2, you may take annual withdrawals up to your INControl Balance without affecting your INControl Benefit. These withdrawals will reduce your INControl Balance dollar for dollar, but will not change your INControl Benefit Base. Withdrawals taken after you reach age 59 1/2 are subject to withdrawal charges only to the extent they are in excess of the greatest of:

●	the free withdrawal amount permitted under your Contract,

●	your INControl Balance, or

●	your yearly Required Minimum Distribution Amount (subject to conditions discussed under "Tax Issues under the INControl Rider").

Here is an example of a partial withdrawal that does not exceed your INControl Balance.

Using the facts of the first example, assume that, immediately prior to your tenth Contract Anniversary, you decide to take a lump sum withdrawal of $30,000 from the $50,000 in your INControl Balance, thus reducing your INControl Balance to $20,000. Your INControl Benefit Base will remain at $100,000. Your INControl Annual Amount will remain at $5,000 (5% of your INControl Benefit Base). Therefore $5,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$25,000
12	$5,000	→	$30,000
13	$5,000	→	$35,000
14	$5,000	→	$40,000
15	$5,000	→	$45,000

       Excess Withdrawals

If you take a withdrawal that exceeds your INControl Balance (or your Required Minimum Distribution Amount, if higher), your INControl Benefit Base will be reset to equal the lesser of:

●
the INControl Benefit Base prior to the withdrawal reduced dollar for dollar by the amount of the withdrawal in excess of the INControl Balance (or your yearly Required Minimum Distribution Amount, if higher), and

●	the Account Value after the withdrawal.

Your INControl Annual Amount will be recalculated based on the reduced INControl Benefit Base. Here is an example of a withdrawal that exceeds your INControl Balance, thus reducing future INControl Annual Amounts even if the market has performed well.

Using the facts of the first example, assume that, immediately prior to your tenth Contract Anniversary, you decide to take a lump sum payment of $60,000 thus exceeding your INControl Balance of $50,000. Assume also that your Account Value immediately prior to the withdrawal is $120,000. Your INControl Benefit Base will be reset to the lesser of (a) your old INControl Benefit Base reduced by the excess of your withdrawal over the INControl Balance [$100,000 - ($60,000 - $50,000) = $90,000)] or (b) your new Account Value after the withdrawal ($120,000 - $60,000 = $60,000) or $60,000. Your new INControl Annual Amount will be $3,000 (5% of your INControl Benefit Base). Therefore $3,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$3,000	→	$3,000
12	$3,000	→	$6,000
13	$3,000	→	$9,000
14	$3,000	→	$12,000
15	$3,000	→	$15,000

Excess withdrawals taken in a down market could even more severely reduce your INControl Benefit. Here is an example of an excess withdrawal taken after the investment performance of the underlying funds has reduced your Account Value:

Using the facts of the preceding example, assume that your Account Value immediately prior to the withdrawal is $80,000. Your INControl Benefit Base will be reset to equal the lesser of (a) your previous INControl Benefit Base reduced by the excess of your withdrawal over the INControl Balance [$100,000 - ($60,000 - $50,000) = $90,000)] and (b) your Account Value immediately after the withdrawal ($80,000 - $60,000 = $20,000) or $20,000. Your new INControl Annual Amount will be $1,000 (5% of your INControl Benefit Base). Therefore, only $1,000 will be added each year to your INControl Balance.

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$1,000	→	$2,000
12	$1,000	→	$3,000
13	$1,000	→	$4,000
14	$1,000	→	$5,000
15	$1,000	→	$6,000

       Withdrawals Prior to Age 59 1/2 (Early Withdrawals)

All withdrawals taken before age 59 1/2, including any "free withdrawal amounts" or RMD Amounts, will be treated as excess withdrawals and the INControl Benefit Base will be reduced in the same manner described above for other excess withdrawals. In addition, withdrawals prior to age 59 1/2 will also be subject to withdrawal charges, if such withdrawals are in excess of the "free withdrawal amount" permitted under your Contract. Early withdrawals could severely reduce (or even exhaust) your INControl Benefit. Here is an example of an early withdrawal taken after the investment performance of the underlying funds has reduced your Account Value.

Assume that you are age 50 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the INControl Benefit. Your INControl Benefit Base is set equal to your initial Purchase Payment on your Issue Date ($100,000), but benefits under the INControl Benefit do not begin to accrue until the first Contract Anniversary after your 55th birthday (your INControl Coverage Date). Assume also that poor investment performance of your underlying funds has reduced your Account Value to $85,000 by the end of your second Contract Year. At that time, you decide to withdraw $5,000, further reducing your Account Value to $80,000. Your INControl Benefit Base will be reset to $80,000 which is the lesser of (1) your previous INControl Benefit Base reduced by the full amount of the early withdrawal ($100,000 - $5,000 = $95,000) and (2) your Account Value immediately after the withdrawal ($85,000 - $5,000 = $80,000). Assuming you take no additional withdrawals prior to your INControl Coverage Date, your INControl Annual Amount will be $4,000 (5% of your INControl Benefit Base).

Year	INControl Annual Amount		INControl Balance
	(Amount Added to INControl Balance)		(Cumulative Balance if No Withdrawals Taken)

1	$0	→	$0
2	$0	→	$0
3	$0	→	$0
4	$0	→	$0
5	$0	→	$0
6	$4,000	→	$4,000
7	$4,000	→	$8,000
8	$4,000	→	$12,000
9	$4,000	→	$16,000
10	$4,000	→	$20,000

In addition to reducing your INControl Benefit, any withdrawal before age 59 1/2 could have adverse tax consequences. You should consult your tax adviser for more information.

       Depleting Your Account Value

If your Account Value is reduced to zero as a result of an "excess withdrawal" or an "early withdrawal" (as described above), your INControl Balance and your INControl Benefit Base will both be reduced to zero. Therefore, your Contract, as well as your INControl Benefit, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the underlying funds, Contract charges, and withdrawals other than excess or early withdrawals, your INControl Benefit Base will not be reduced. Your Contract will therefore end, but the INControl Benefit will continue. That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive annual payments. These payments will be equal to 5% of the amount of your INControl Benefit Base, as determined on the day your Account Value is reduced to zero and increased (if you choose) by any remaining INControl Balance as described below. These payments will begin on the first Contract Anniversary after you reach age 59 1/2 and continue for as long as you live. If you elected joint-life coverage, the payments will continue until the death of both you and your spouse as described under "Participant's Death under the INControl Benefit." If you have any remaining INControl Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your "annual lifetime payments," you must deplete your INControl Balance by

(a)	taking a lump sum withdrawal of your remaining INControl Balance,

(b)
using the remaining amount of your INControl Balance to increase your INControl Benefit Base (and thus the amount of your "annual lifetime payments"), if you have not already exercised this one-time option as described under "How the INControl Benefit Works," or

(c)	using a combination of (a) and (b).

Because the Contract has ended, a lump sum withdrawal will not be subject to any withdrawal charges. You should be aware, however, that a lump sum withdrawal could be subject to certain tax consequences. You should consult your tax advisor for more information.

Cost of the INControl Benefit

If you elect the INControl Benefit Rider, we will deduct a quarterly fee from your Account Value ("INControl Benefit Rider Fee"). (Note that, under this rider, your Account Value is equal to your Variable Account Value because the INControl Benefit Rider prohibits investment in any investment option other than the specific variable investment options described under "Designated Funds.") The INControl Benefit Rider Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The Fee will equal 0.1625% of your INControl Benefit Base on the last day of the Account Quarter, if you elected single-life coverage (0.2125% for joint-life coverage). The maximum INControl Benefit Rider Fee you can pay in any one Contract Year is equal to 0.65% of the highest INControl Benefit Benefit Base at any point in that Contract Year, if you elected single-life coverage (0.85% for joint-life coverage).

Your INControl Rider Fee will not change during an Contract Year, unless you take one of three specific actions:

●	If you make an additional Purchase Payment during your first Contract Year, you will increase your INControl Benefit Base and thus your INControl Rider Fee.

●	If you take advantage of the one-time option to use all or a portion of your INControl Balance to increase your INControl Benefit Base and thus your INControl Rider Fee.

●	If you make a withdrawal prior to age 59 1/2 or a withdrawal in excess of your INControl Balance, you will decrease your INControl Benefit Base and thus your INControl Rider Fee.

The investment performance of the underlying funds will not affect your INControl Rider Fee during an Contract Year. However, as stated below under "Step-Up under INControl Benefit," favorable investment performance may cause the INControl Benefit Base to increase on an Contract Anniversary. That would also increase your INControl Rider Fee.

We will continue to deduct the INControl Rider Fee until you annuitize your Contract, your Account Value reduces to zero, or your INControl Benefit is cancelled as described under "Cancellation of the INControl Benefit".

Tenth-Year Credit

If you make no withdrawals during your first ten Contract Years, on your tenth Contract Anniversary, we will credit your Account Value with an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. Your INControl Benefit Base will not change. This tenth-year credit will be allocated on a pro rata basis to all Designated Funds in which you are invested at the time.

Step-Up Under the INControl Benefit

Regardless of your age on the Issue Date, on each Contract Anniversary prior to your maximum Annuity Commencement Date, you have the opportunity to step-up your INControl Benefit Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

●
Your Account Value less your INControl Balance must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

●
Your Account Value less your INControl Balance must be greater than your current INControl Benefit Base. (If you have not yet reached your INControl Rider Coverage Date and therefore do not yet have an INControl Balance, your Account Value must only be greater than your INControl Benefit Base.)

If you satisfy the eligibility requirements, we then determine if a step-up would increase the cost of your INControl Benefit:

●
If market conditions have not caused us to increase the cost of the INControl Benefit on newly issued Contracts, the cost of the INControl Benefit will remain unchanged on your Contract and we will automatically step-up your INControl Benefit Base.

●
If market conditions have caused us to increase the cost of the INControl Benefit on newly issued Contracts, we offer you the opportunity to step-up at a higher fee. In this case, your written consent is required to accept the higher INControl Rider Fee and step-up your INControl Benefit.

If you are 55 or older at the time of step-up, the step-up will increase your INControl Benefit Base to an amount equal to your Account Value less your INControl Balance. If you are younger than 55 at the time of step-up, the step-up will increase your INControl Benefit Base to an amount equal to your Account Value. After the step-up, your INControl Annual Amount will be 5% of your new INControl Benefit Base.

Designated Funds

To participate in the INControl Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the INControl Benefit. (The term of the INControl Benefit is for life, unless your INControl Benefit Base is reduced to zero or your INControl Benefit is cancelled as described under "Cancellation of the INControl Benefit," "Depleting Your Account Value," and "Annuitization Under the INControl Benefit.") Your application package contains a list of the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." We reserve the right, in our sole discretion, to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

       Build Your Portfolio

Among the choices of "Designated Funds" is a selection of Funds ("portfolio model"), that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick Funds from each of five asset classes: cash and short-term bond Funds; intermediate and long-term bond Funds; core equity Funds; growth equity Funds; and specialty Funds. Altogether you must pick at least three Funds but no more than 18 Funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the five asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in the attached appendix titled "Build Your Portfolio."

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege," described in your Prospectus.) Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. (Under the terms of the INControl Benefit, however, additional Purchase Payments will only be permitted during your first Contract Year.) At any time you can change your Fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

If at any time a Fund is closed to new business, no new payments or transfers into the Fund will be permitted. Portfolio rebalancing of the Fund will, however, continue. To make a payment into your portfolio model after a Fund within the model has been closed, you must redesign your portfolio model without the closed Fund. Your entire Account Value will then be reallocated to your new portfolio model.

Joint-Life Coverage

On the Issue Date, you have the option of electing the INControl Benefit with single-life coverage or, for a higher INControl Rider Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events.

Joint-life coverage is available only if the Participant and the sole beneficiary are spouses on the Issue Date. Joint-life coverage can be elected on an individually-owned Contract or on a jointly-owned Contract. Whereas single-life coverage provides an INControl Annual Amount only until any Participant dies, joint-life coverage provides an INControl Annual Amount for as long as either the Participant or the Participant's spouse is alive. However, under joint-life coverage, if the person who was your spouse on the Issue Date is no longer the sole beneficiary (or no longer your spouse), the INControl Benefit will continue, based upon only your life and only for as long as you live. We will make no adjustments to your Account Value or to your INControl Benefit, and you will continue to pay the INControl Rider Fee associated with the joint-life coverage.

If you have elected joint-life coverage, your INControl Annual Amount will be calculated and begin accumulating on the Contract Anniversary following the 55th birthday of the younger spouse, or on the Issue Date if both spouses are at least age 55 on that date. If withdrawals of the INControl Balance are taken before the first Contract Anniversary following the younger spouse attaining age 59 1/2, the withdrawal will be considered an "early withdrawal," such that the INControl Benefit Base will be reduced. If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibly long waiting period before the benefit begins to store income and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of the INControl Benefit

Should you decide that the INControl Benefit is no longer appropriate for you, you may cancel the INControl Benefit at any time. Upon cancellation, all benefits and charges under the INControl Rider shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the INControl Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

A change of ownership of the Contract will also cancel the Benefit.

Tax Issues Under the INControl Benefit

If your Contract is a Non-Qualified Contract, it is possible that the election of the INControl Benefit might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contact may be subject to certain Required Minimum Distribution ("RMD") provisions imposed by the Internal Revenue Code (the "Code") and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year in which you attain age 70 1/2. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment. Because for certain retirement plans we do not know what assets are held by the plan, we assume for all plans that the Qualified Contract is the only asset and we determine a yearly RMD amount for only this Contract ("Yearly RMD Amount").

When you elect to participate in the INControl Benefit, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your INControl Benefit, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your INControl Balance, we are currently waiving the withdrawal provisions under the INControl Benefit as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the INControl Benefit, we reduce your Account Value and your INControl Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your INControl Balance. In other words, if a Yearly RMD Amount exceeds your INControl Balance, we will reduce your INControl Balance, but we will not reduce your INControl Benefit Base, provided that

●
you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70 1/2 rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Contract Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD Amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), we reserve the right, in our sole discretion, to reduce your INControl Balance and INControl Benefit Base, or both of these amounts, per the terms of the Contract regarding excess withdrawals (see "Withdrawals Under the INControl Benefit"), when a Yearly RMD Amount withdrawn from your Contract exceeds your INControl Annual Amount.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the INControl Benefit.

Your Death Under the INControl Benefit

If you selected single-life coverage, the Rider terminates on the death of a Participant and your Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the INControl Balance. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new INControl Benefit rider on the original Contract (assuming that the INControl Benefit is available to new Participants at the time of such election). If the surviving spouse makes such election:

●	the new Account Value will be the greater of the INControl Balance on the original Contract or the Death Benefit;

●	the new INControl Rider Fee will be set by us based on market conditions at the time and may be higher than the current INControl Rider Fee;

●	the new INControl Benefit Base will be equal to the Account Value after any Death Benefit has been credited; and

●	the new INControl Balance will be reset to zero.

If you purchased joint-life coverage and one of the Participants dies, the INControl Benefit will continue, provided that the surviving spouse, as the sole beneficiary, continues the Contract. In such case:

●	the new Account Value will be equal to the Death Benefit;

●	the INControl Balance will remain unchanged; and

●	the INControl Benefit Base will remain unchanged until the next Contract Anniversary when a step-up could apply due to an increase in Account Value. See "Step-Up Under the INControl Benefit" above.

At the death of the surviving spouse, the Contract, including the INControl Benefit, terminates.

Annuitization under the INControl Benefit

Under the terms of the INControl Benefit, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value,

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
(a) receive any remaining INControl Balance in a single sum and (b) annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if elected at issue and still eligible) with an annualized annuity payment of not less than 5% of your then current INControl Benefit Base.

If you make no election, we will default your choice to option 3, above.

If your Account Value is equal to zero, and your INControl Benefit Base is greater than zero on or before your maximum Annuity Commencement Date, you will receive your full INControl Annual Amount until you die. See "Depleting Your Account Value."

OPTIONAL LIVING BENEFIT RIDER: CAPITAL PROTECTION

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the Capital Protection Rider. To describe how the Capital Protection Rider works, we use the following definitions:

Capital Protection Benefit Base:
An amount equal to the sum of all Purchase Payments made during the first year following your Issue Date, decreased by any partial withdrawals taken and increased by any step-ups as described under "Step-Ups Under Capital Protection Rider."

Capital Protection Maturity Date:
The date when the Capital Protection Rider matures which is on the 10th Contract Anniversary, or if you elect to "step-up" your guaranteed values under the rider, 10 years from the date of the step-up. (See "Step-Up Under the Capital Protection Rider.")

You and Your:
Under the Capital Protection Rider, the terms "you" and "your" refer to the oldest Participant or the surviving spouse of the oldest Participant as described under "Your Death Under the Capital Protection Rider." In the case of a non-natural Participant, these terms refer to the oldest annuitant.

The Capital Protection Rider is designed for long-term investors. It provides them with the security of knowing that their investments will be protected during down markets or, if that guarantee is not needed, that their Capital Protection Rider Fees will be refunded. The Capital Protection Rider guarantees a return of the greater of

●	the excess of your Capital Protection Benefit Base over your Account Value or
●	your total fees paid for the Capital Protection Rider ("Capital Protection Rider Fees"),

regardless of the investment performance of the Funds, provided that you have reached the Capital Protection Maturity Date.

The Capital Protection Rider may be appropriate for investors who

●	want to protect their principal and who can afford to wait at least 10 years before withdrawing from their investment.
●	want a refund of their fees if the guarantee is not needed.

The Capital Protection Rider may be inappropriate for investors who

●	want lifetime income guarantees.
●	want the flexibility to invest in funds other than the "Designated Fund," described below.
●	are invested in contributory plans, because the Capital Protection Benefit prohibits any Purchase Payments after the first Contract Anniversary.

You may elect to participate in the Capital Protection Rider, if:

●	the rider is available for sale in the state where the Contract is sold;

●
neither the oldest Participant nor the oldest Annuitant has attained age 86 on or before the date we receive your application in good order (in the case of a non-natural Participant, the oldest Annuitant has not reached age 86 on or before that date);

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds" that we make available with the Capital Protection Rider; and

●	you do not elect any other optional living benefit rider available under your Contract.

If you are participating in the Capital Protection Benefit, you may not make Purchase Payments after the first year following your Issue Date.

Cost of the Capital Protection Rider

If you elect the Capital Protection Rider, we will deduct a quarterly fee from your Account Value ("Capital Protection Rider Fee"). (Note that, under this rider, your Account Value is equal to your Variable Account Value because the Capital Protection Rider prohibits investment in any investment option other than the specific variable investment options described under "Designated Funds.") The Capital Protection Rider Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The Fee will equal 0.0875% of your Capital Protection Benefit Base on the last day of the Account Quarter. The maximum Capital Protection Rider Fee you can pay in any one Contract Year is equal to 0.35% of the highest Capital Protection Benefit Base at any point in that Contract Year.

Your Capital Protection Rider Fee will not change, unless you take one of these specific actions:

●	If you made an additional Purchase Payment during your first Contract Year, you will increase your Capital Protection Benefit Base and thus your Capital Protection Rider Fee.

●	If you make a partial withdrawal, you will decrease your Capital Protection Benefit Base and thus your Capital Protection Rider Fee.

●	If you elect a "step-up" of your Capital Protection Benefit Base, your Capital Protection Rider Fee may also increase.

The investment performance of the underlying funds will not affect your Capital Protection Rider Fee unless you elect a step-up of your Capital Protection Benefit Base.

We will continue to deduct the Capital Protection Rider Fee until:

●	you annuitize your Contract;

●	the Capital Protection Rider matures on the Capital Protection Maturity Date;

●	your Capital Protection Rider is cancelled as described under "Cancellation of the Capital Protection Rider;" or

●	your Account Value is reduced to zero.

How the Capital Protection Rider Works

On the Capital Protection Maturity Date, we will credit your Account Value with an amount equal to the greater of (a) any excess of your Capital Protection Benefit Base over your Account Value after adjusting for any Contract charges and (b) the total amount of Capital Protection Rider Fees paid between the Issue Date and the Capital Protection Maturity Date. To determine the value of (b), we multiply

●	the sum of the value of the Capital Protection Benefit Base on the last day of each Account Quarter since the Issue Date times

●	one quarter of the annual Capital Protection Rider Fee (0.35% ÷ 4).

The greater of the two amounts will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Here is an example of how we calculate benefits under the Capital Protection Rider:

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Capital Protection Rider. Your Capital Protection Benefit Base equals your deposit amount of $100,000.

●	Assume you make an additional Purchase Payment of $50,000 on February 2, 2007, thus increasing your Capital Protection Benefit Base to $150,000.
●	Assume you make no withdrawals or additional Purchase Payments prior to the Capital Protection Maturity Date on January 2, 2017.
●
Assume that, because of poor investment performance, your Account Value on January 2, 2017 is $140,000. The excess of your Capital Protection Benefit Base over your Account Value is $10,000 ($150,000 - $140,000). The total amount of Capital Protection Rider Fees paid is equal to the sum of the value of the Capital Protection Benefit Bases on the last day of each Account Quarter since the Inception Date ($150,000 x 40) times one quarter of the annual Capital Protection Rider Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $5,250. Therefore, we will credit $10,000 to your Account Value.

●
Assume instead that, because of better investment performance, your Account Value on January 2, 2017, is $155,000. Because your Account Value is greater than your Capital Protection Benefit Base, your Account Value will be credited with the total amount of Capital Protection Rider Fees paid. In this case, the amount will be $5,250.

Withdrawals Under the Capital Protection Rider

All withdrawals you take, including any free withdrawal amounts or RMD Amounts, will reduce the dollar value of the Capital Protection Benefit Base proportionally to the amount withdrawn. For example, after a partial withdrawal, the new Capital Protection Benefit Base will equal:

Capital Protection Benefit Base immediately before partial withdrawal	x	Account Value immediately after partial withdrawal
Account Value immediately before partial withdrawal

Taking withdrawals may reduce your benefit under the Capital Protection Rider. Here is an example of how we handle withdrawals under the Capital Protection Rider:

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Capital Protection Rider. Your Capital Protection Benefit Base equals your deposit amount of $100,000.

●
Assume that, on March 10, 2009, your Account Value is $80,000. Assume further that you take a withdrawal of $10,000 on that date, thus reducing your Account Value to $70,000. Your Capital Protection Benefit Base is reduced proportionally to the amount withdrawn. Therefore your new Capital Protection Benefit Base is $100,000 x ($70,000 / $80,000), or $87,500.

●	Assume you make no additional withdrawals prior to the Capital Protection Maturity Date on January 2, 2017.
●
Assume that, because of investment performance, your Account Value on January 2, 2017 is $80,000. The excess of your Capital Protection Benefit Base over your Account Value is $7,500 ($87,500 - $80,000). The total amount of Capital Protection Rider Fees paid is equal to the sum of the value of your Capital Protection Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 8) + ($87,500 x 32)] times one quarter of your annual Capital Protection Rider Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $3,150. Therefore, we will credit $7,500 to your Account Value.

Step-Up Under Capital Protection Rider

On or after your first Contract Anniversary, you may elect to increase your Capital Protection Benefit Base to your then current Account Value. The step-up election may be made on any day on or after your first Contract Anniversary. (We reserve the right, in our sole discretion, to require step-up elections to occur only on Account Anniversaries.)

If you are participating in the Capital Protection Rider, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your Capital Protection Benefit Base to an amount equal to your Account Value. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current Capital Protection Benefit Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own that have been issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.

Under the Capital Protection Rider, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, then we will automatically extend your Annuity Commencement Date to equal your Capital Protection Maturity Date.

Without a step-up, your benefit under the Capital Protection Rider will "mature" on your 10th Contract Anniversary. If you elect to step-up your Capital Protection Benefit Base, your benefit under the Capital Protection Rider will mature 10 years from the Step-Up Date. In either case, on the day your Capital Protection Rider matures (the "Capital Protection Maturity Date"), we will credit the greater of

●	any excess of your Capital Protection Benefit Base over your Account Value, or

●	the total amount of fees you paid for the Capital Protection Rider.

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Capital Protection Rider. Assume further that your Capital Protection Rider Fees remain constant until the Capital Protection Maturity Date. Your Capital Protection Benefit Base equals your deposit amount of $100,000.

●
Assume that, on January 2, 2008, your Account Value is $118,000. Because your Account Value is greater than your Capital Protection Benefit Base, you elect to step-up to a new ten-year period with a new Capital Protection Benefit Base of $118,000. Your new Capital Protection Maturity Date will be January 2, 2018.

●	Assume you make no withdrawals prior to the Capital Protection Maturity Date on January 2, 2018.
●
Assume that your Account Value on January 2, 2018 is $112,000. The excess of your Capital Protection Benefit Base over your Account Value is $6,000 ($118,000 - $112,000). The total amount of Capital Protection Rider Fees paid is equal to the sum of the value of your Capital Protection Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 4) + ($118,000 x 40)] times one quarter of your annual Capital Protection Rider Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $4,480. Therefore, we will credit $6,000 to your Account Value.

We reserve the right to discontinue offering the step-up provision of the Capital Protection Rider if we determine that, based upon market conditions at the time of the step-up, we can no longer offer the Capital Protection Rider to new Contracts at the current Capital Protection Rider Fee as set forth above under "Cost of the Capital Protection Rider." In that case, we will send notification that the step-up provision under your Contract has been discontinued unless you elect to begin a new step-up provision at the higher fee. Your written consent is required to accept the higher Capital Protection Rider Fee and continue to step-up.

Renewal of the Capital Protection Rider

If you elect to participate in the Capital Protection Rider and you remain in the Rider until it matures, you may elect to renew your participation in the Capital Protection Rider, provided that we are still offering the Capital Protection Rider to new Participants. Upon renewal, the annual charge for participation in the Capital Protection Rider will be extended under the terms and conditions applicable to new Participants at that time. We reserve the right, in our sole discretion, to stop offering the Capital Protection Rider to new Participants, in which case renewals will no longer be available.

Designated Funds

To participate in the Capital Protection Rider, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the Capital Protection Maturity Date. Your application package contains a list of the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." We reserve the right, in our sole discretion, to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

       Build Your Portfolio

Among the choices of "Designated Funds" is a selection of Funds ("portfolio model"), that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick Funds from each of five asset classes: cash and short-term bond Funds; intermediate and long-term bond Funds; core equity Funds; growth equity Funds; and specialty Funds. Altogether you must pick at least three Funds but no more than 18 Funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the five asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in attached appendix titled "Build Your Portfolio."

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege," described in your Prospectus.) Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. At any time you can change your Fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

If at any time, a Fund is closed to new business, no new payments or transfers into the Fund will be permitted, however, portfolio rebalancing of the Fund will continue. To make a payment into your portfolio model after a Fund within the model has been closed, you must redesign your portfolio model without the closed Fund. Your entire Account Value will then be reallocated to your new portfolio model.

Cancellation of the Capital Protection Rider

You may cancel the Capital Protection Rider at any time. Upon cancellation, all benefits and charges under the Rider shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the Capital Protection Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into any investment option other than a Designated Fund.

A change of ownership of the Contract will also cancel the Benefit.

Tax Issues under the Capital Protection Rider

If your Contract is a Non-Qualified Contract, it is possible that the election of the Capital Protection Rider might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contact may be subject to certain required minimum distribution ("RMD") provisions imposed by the Internal Revenue Code and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year in which you attain age 70 1/2. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment.

If you withdraw all or a portion of your retirement plans yearly RMD amount from the your Qualified Contract while participating in the Capital Protection Rider, we reduce your Account Value by the amount of the withdrawal and your Capital Protection Benefit Base proportionally (see "Withdrawals Under the Capital Protection Rider").

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in an optional living benefit rider.

Your Death Under the Capital Protection Rider

If you die while participating in the Capital Protection Rider, all benefits and charges under the Rider will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary and elects to continue the Contract. Your surviving spouse has two options under the Contract.

(1)
Your spouse can automatically continue in the Capital Protection Rider even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The Capital Protection Maturity Date does not change.

(2)
Your surviving spouse can elect to participate in a new Capital Protection Rider on the original Contract (assuming that the rider is available to new Participants at the time of such election). The Capital Protection Rider Fee may be higher than your current fee. The Capital Protection Rider Fee will be set by us based upon market conditions at the time of election. The Capital Protection Benefit Base will be equal to the Account Value after the death benefit has been credited. The new Capital Protection Maturity Date will be 10 years after the Capital Protection Rider has been reelected.

APPENDIX: BUILD YOUR PORTFOLIO

Cash and Short-Term Bond Funds	Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
15% to 60%	10% to 40%	20% to 50%	0% to 30%	0% to 10%
Sun Capital Money Market	PIMCO Total Return	Lord Abbett All Value	Franklin Small Cap Value Securities	MFS High Yield

PIMCO Low Duration	Sun Cap Investment Grade Bond	Lord Abbett Growth and Income	Oppenheimer Main Street Small Cap	PIMCO Emerging Markets Bond

	MFS Government Securities	MFS Value	MFS Strategic Growth	Sun Cap Real Estate

	PIMCO Real Return	MFS Total Return	MFS Mass Investors Growth Stock	PIMCO All Asset

		Franklin Mutual Shares	MFS Emerging Growth	PIMCO CommodityRealReturn

		Lord Abbett Mid Cap Value	Oppenheimer Capital Appreciation	Templeton Developing Markets Securities

		MFS Utilities	Sun Cap All Cap	MFS/Sun Life Emerging Markets Equity

		MFS Capital Opportunities	Lord Abbett Growth Opportunities

		MFS Mass Investors Trust	MFS New Discovery

		MFS Research	MFS Templeton Foreign Securities

		Oppenheimer Main St.	MFS Research International

		Fidelity VIP Freedom 2010	Templeton Growth Securities

		Fidelity VIP Freedom 2015	Oppenheimer Global Securities

		Fidelity VIP Freedom 2020	Columbia Marsico Growth

Columbia Marsico 21st Century

Columbia Marsico International Opportunities

Wanger US Smaller Companies

Wanger Select

Columbia Small Cap Value

SC FI Large Cap Growth

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.
Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-107983, filed on April 11, 2006)

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-107983, filed on April 11, 2006)

Audited:

		1.	Statements of Income, Years Ended December 31, 2005, 2004 and 2003;
		2.	Balance Sheets, December 31, 2005 and 2004,
		3.	Statements of Comprehensive Income, Years Ended December 31, 2005, 2004 and 2003
		4.	Statements of Stockholder's Equity, Years Ended December 31, 2005, 2004 and 2003;
		5.	Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003;
		6.	Notes to Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-107983, filed on April 11, 2006)

		1.	Statement of Condition, December 31, 2005;
		2.	Statement of Operations, Year Ended December 31, 2005;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2005 and December 31, 2004;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(2)	Not applicable;

(3)(a)
Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(iii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(c)(i)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on From N-4, File No. 333-119151, filed on May 2, 2005);

(4)(a)
Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-107983, filed on August 14, 2003);

(4)(b)
Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(4)(c)
Specimen Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(d)
Specimen Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(e)
Specimen INControl Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(f)
Specimen Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(5)
Specimen Application used with the variable annuity contract filed as Exhibit (4)(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-107983, filed on August 14, 2003);

(6)	Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)
Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(c)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005)

(8)(d)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(e)
Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(8)(f)
Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)
Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(h)
Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(i)
Participation Agreement by and among Wanger Advisors Trust, Liberty Funds Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(j)
Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)
Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)
Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)
Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(n)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(9)
Opinion and Consent of Counsel as to legality of securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-107983, filed on August 14, 2003);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	None;

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-05037, filed on April 24, 1998);

(14)	Not Applicable

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-107983, filed on April 11, 2006);

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Director & Vice President and General Counsel
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Annuities
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Director & Vice President and Chief Financial Officer and Treasurer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Director & Vice President and Chief Actuary
Leila Heckman Bear Stearns Asset Management 383 Madison Avenue New York, NY 10179	Director
Donald B. Henderson, Jr. LeBoeuf, Lamb, Greene & MacRae, LLP 125 West 55th Street New York, NY 10019	Director
Peter R. O'Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	Director & Chairman and President
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3364 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Group Insurance
David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1114 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Individual Insurance
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3305 Wellesley Hills, MA 02481	Vice President and Chief Accounting Officer and Controller
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Insurance and Annuity Company of New York is filed as Exhibit 16 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed April 11, 2006.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2006 there were 466 qualified and 361 non-qualified Contracts issued and outstanding.

Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, D, and J, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

Name and Principal	Position and Offices
Business Address*	with Underwriter

Katherine E. Sarvary	President
Michele G. Van Leer	Director
Mary M. Fay	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of December, 2006.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	December 29, 2006
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen	Vice President and Chief Financial Officer and	December 29, 2006
Ronald H. Friesen	Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran	Vice President and Chief Accounting Officer and Controller	December 29, 2006
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	December 29, 2006
Sandra M. DaDalt	Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director
Thomas A. Bogart, Director
Scott M. Davis, Director and Vice President and General Counsel
Mary M. Fay, Director and Vice President and General Manager, Annuities

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-107983, filed on April 11, 2006.

EXHIBITS

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)